Revenues - Additional Information (Detail)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) shares	Aug. 10, 2016 USD ($)	Jan. 31, 2020 USD ($) kg	Mar. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disaggregation of Revenue [Line Items]
Revenue						$ 495,000	$ 314,000	$ 1,581,000	$ 9,893,000	$ 11,454,000	$ 1,777,000
Convertible Preferred Stock Series D [Member]
Disaggregation of Revenue [Line Items]
Convertible preferred stock issued | shares									49,144	1,509,335	1,742,167
Common Stock [Member]
Disaggregation of Revenue [Line Items]
Stock issued during the period | shares						675,480	16,158	675,480	21,885	152,594
Previously Reported [Member] | Convertible Preferred Stock Series D [Member]
Disaggregation of Revenue [Line Items]
Convertible preferred stock issued | shares										342,668	1,400,500
Pineworld Capital Limited [Member] | Convertible Preferred Stock Series D [Member]
Disaggregation of Revenue [Line Items]
Convertible preferred stock issued | shares	4,000,000
Pineworld Capital Limited [Member] | Common Stock [Member]
Disaggregation of Revenue [Line Items]
Stock issued during the period | shares	190,377
Pineworld Capital Limited [Member] | License and Supply Agreement [Member]
Disaggregation of Revenue [Line Items]
Milestone revenue recognized										$ 0	$ 0
Royalty revenue										$ 0	0
Pineworld Capital Limited [Member] | License and Supply Agreement [Member] | First Milestone Payment Upon approval of IND by CFDA [Member]
Disaggregation of Revenue [Line Items]
Development milestone payments		$ 800,000
Pineworld Capital Limited [Member] | License and Supply Agreement [Member] | Second Milestone Payment Upon Completion of all Clinical Trials Required for NDA Filing with CFDA [Member]
Disaggregation of Revenue [Line Items]
Development milestone payments		1,800,000
Pineworld Capital Limited [Member] | License and Supply Agreement [Member] | Third Milestone Payment Upon NDA Filing with CFDA [Member]
Disaggregation of Revenue [Line Items]
Development milestone payments		1,200,000
Pineworld Capital Limited [Member] | License and Supply Agreement [Member] | Fourth Milestone Payment Upon Approval Of NDA by CFDA [Member]
Disaggregation of Revenue [Line Items]
Development milestone payments		1,200,000
Pineworld Capital Limited [Member] | First $50 million of Net Sales of HST-001 | License and Supply Agreement [Member]
Disaggregation of Revenue [Line Items]
Royalty payments, percentage of net sales										4.00%
Pineworld Capital Limited [Member] | Up to $50 million Net Sales of HST-001 | License and Supply Agreement [Member]
Disaggregation of Revenue [Line Items]
Royalty payments, percentage of net sales										5.50%
Pineworld Capital Limited [Member] | up to $125 million Net Sales of HST-001 | License and Supply Agreement [Member]
Disaggregation of Revenue [Line Items]
Royalty payments, percentage of net sales										6.50%
Pineworld Capital Limited [Member] | Above $200 million Net Sales of HST-001 | License and Supply Agreement [Member]
Disaggregation of Revenue [Line Items]
Royalty payments, percentage of net sales										7.50%
Pineworld Capital Limited [Member] | Maximum [Member] | License and Supply Agreement [Member]
Disaggregation of Revenue [Line Items]
Manufacturing costs to be reimbursed	$ 150,000
Development milestone payments		$ 5,000,000
2017 Allergan Agreement [Member]
Disaggregation of Revenue [Line Items]
Cash payment received					$ 11,000,000
Potential additional payments					5,500,000
2019 Allergan Amendment Agreement [Member]
Disaggregation of Revenue [Line Items]
One-time payment				$ 7,500,000
Patent lives expiration period				9 years
Milestone revenue recognized							$ 0		$ 15,000,000
Deferred revenue							800,000		800,000
2019 Allergan Amendment Agreement [Member] | Previously Reported [Member]
Disaggregation of Revenue [Line Items]
Patent lives expiration period				10 years
2020 Allergan Amendment Agreement [Member]
Disaggregation of Revenue [Line Items]
Revenue						$ 400,000		$ 400,000
Patent lives expiration period			9 years
Milestone revenue recognized						5,000	5,000	15,000	15,000
Deferred revenue							100,000		100,000
Additional quantity of product to be supplied | kg			200
Up front payment received			$ 1,000,000
CCM Skin Care [Member]
Disaggregation of Revenue [Line Items]
Revenue								100,000		$ 0
Deferred revenue allocated to performance obligation										199,000
CCM Skin Care [Member] | Potential Future Improvements [Member]
Disaggregation of Revenue [Line Items]
Milestone revenue recognized										19,000	19,000
Deferred revenue						100,000		100,000		200,000
CCM Skin Care [Member] | Potential Future Improvements [Member] | Previously Reported [Member]
Disaggregation of Revenue [Line Items]
Deferred revenue										157,000	177,000
Supply of CCM to Allergan [Member]
Disaggregation of Revenue [Line Items]
Deferred revenue										0	1,500,000
Deferred revenue allocated to performance obligation										1,800,000
Recognition of revenue from deferred revenue										1,500,000	292,000
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue						419,000	190,000	419,000	1,956,000	3,415,000	1,254,000
Product [Member] | Edge Systems License and Supply Agreement [Member]
Disaggregation of Revenue [Line Items]
Revenue						0	200,000	0	400,000	855,000	618,000
Product [Member] | 2017 Allergan Agreement [Member] | Minimum [Member]
Disaggregation of Revenue [Line Items]
Sales target for additional potential payment payout					$ 60,000,000
Product [Member] | Supply of CCM to Allergan [Member]
Disaggregation of Revenue [Line Items]
Milestone revenue recognized										2,600,000	636,000
License [Member]
Disaggregation of Revenue [Line Items]
Revenue						5,000	5,000	877,000	7,515,000	7,519,000	19,000
License [Member] | 2019 Allergan Amendment Agreement [Member]
Disaggregation of Revenue [Line Items]
Revenue								7,500,000
License [Member] | 2020 Allergan Amendment Agreement [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 900,000
Grant [Member]
Disaggregation of Revenue [Line Items]
Revenue						0	0	0	150,000	150,000	300,000
Professional Services Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue						$ 100,000	$ 100,000	$ 300,000	$ 300,000	$ 370,000	$ 204,000